Note 17 - Stock-based Compensation Plans	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
Note
17
- Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Cost of revenues	220	160	90
Sales and marketing	706	436	246
Research and development	281	184	85
General and administrative	3,702	2,930	2,386
Effect on net income	4,909	3,710	2,807

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may
result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for
$0.7
million (
$0.6
million at
January 31, 2019)
recognized in the United States. The tax benefit realized in connection with stock options exercised during
2020,
2019
and
2018
was
$0.1
million,
$0.2
million and nominal, respectively.

Stock Options

As of
January 31, 2020,
we had
1,021,322
stock options granted and outstanding under our shareholder-approved stock option plan and
3,661,684
remained available for grant. In addition, we had
106,500
stock options outstanding pursuant to option grants made outside of our shareholder-approved stock option plan as permitted under the rules of the Toronto Stock Exchange in certain circumstances.

As of
January 31, 2020,
$3.5
million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of
2.8
years. The total fair value of stock options vested during
2020
was
$1.9
million.

The total number of options granted during the years ended
January 31, 2020,
2019
and
2018
was
367,173,
272,144
and
274,500,
respectively. The weighted average grant-date fair value of options granted during the years ended
January 31, 2020,
2019
and
2018
was
$8.99,
$7.10
and
$5.26
per option, respectively.

The weighted-average assumptions were as follows:

Year Ended	January 31, 2020	January 31, 2019	January 31, 2018
Expected dividend yield (%)	–	–	–
Expected volatility (%)	23.5	23.6	23.5
Risk-free rate (%)	1.4	2.0	1.0
Expected option life (years)	5	5	5

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2018	657,209	$18.21	4.9	5.7
Granted	272,144	$27.96
Exercised	(46,065)	$11.75
Forfeited	(3,950)	$26.43
Balance at January 31, 2019	879,338	$21.41	4.7	8.7
Granted	367,173	$38.06
Exercised	(94,970)	$15.62
Forfeited	(23,719)	$31.93
Balance at January 31, 2020	1,127,822	$26.82	4.6	20.2

Vested or expected to vest at January 31, 2020	1,127,822	$26.82	4.6	20.2

Exercisable at January 31, 2020	718,169	$22.88	4.0	15.7

The total intrinsic value of options exercised during the years ended
January 31, 2020,
2019
and
2018
was approximately
$2.0
million,
$0.8
million and
$2.5
million, respectively.

Options outstanding and options exercisable as at
January 31, 2020
by range of exercise price are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$11.43 – $11.59	$11.57	126,500	1.4	$11.57	126,500
$18.71 – $22.57	$21.17	397,014	3.8	$21.08	357,014
$25.91 – $27.50	$27.49	247,935	5.2	$27.49	140,461
$38.04 – $39.70	$38.07	356,373	6.2	$38.06	94,194
	$26.82	1,127,822	4.6	$22.88	718,169

A summary of the status of our unvested stock options
under our shareholder-approved stock option plan
as of
January 31, 2020
is presented as follows:

	Number of Stock Options Outstanding	Weighted-Average Grant-Date Fair Value per Share
Balance at January 31, 2018	276,067	$4.98
Granted	272,144	$7.10
Vested	(219,043)	$5.56
Forfeited	(3,950)	$6.41
Balance at January 31, 2019	325,218	$6.18
Granted	367,173	$8.99
Vested	(259,269)	$6.96
Forfeited	(23,469)	$7.69
Balance at January 31, 2020	409,653	$8.03

The above noted table excludes the
106,500
options outstanding pursuant to option grants made outside of our shareholder-approved stock option plan as permitted under the rules of the Toronto Stock Exchange in certain circumstances.

Performance Share Units

A summary of PSU activity is as follows:

	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2018	440,520	$15.91	6.1	11.9
Granted	54,351	$35.23
Performance units issued	35,512	$19.59
Balance at January 31, 2019	530,383	$18.02	5.5	16.6
Granted	53,729	$53.65
Performance units issued	45,762	$23.24
Balance at January 31, 2020	629,874	$21.19	5.0	28.2

Vested or expected to vest at January 31, 2020	629,874	$21.19	5.0	28.2

Exercisable at January 31, 2020	521,794	$16.45	4.3	23.4

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on
January 31, 2020)
that would have been received by PSU holders if all PSUs had been vested on
January 31, 2020.

As of
January 31, 2020,
$2.7
million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of
1.5
years. The total fair value of PSUs vested during
2020
was
$2.6
million.

Restricted Share Units

A summary of RSU activity is as follows:

	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2018	299,020	$12.80	6.1	8.1
Granted	38,046	$27.96
Balance at January 31, 2019	337,066	$14.42	5.6	10.6
Granted	37,611	$38.04
Balance at January 31, 2020	374,677	$16.57	5.0	16.8

Vested or expected to vest at January 31, 2020	374,677	$16.57	5.0	16.8

Exercisable at January 31, 2020	336,921	$14.56	4.6	15.1

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on
January 31, 2020)
that would have been received by RSU holders if all RSUs had been vested on
January 31, 2020.

As of
January 31, 2020,
$1.3
million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of
1.7
years. The total fair value of RSUs vested during
2020
was
$1.1
million.

Deferred Share Unit Plan

As at
January 31, 2020,
the total number of DSUs held by participating directors was
251,422
(
277,390
at
January 31, 2019),
representing an aggregate accrued liability of
$11.3
million (
$8.6
million at
January 31, 2019).
During
2020,
25,373
DSUs were granted and
51,341
DSUs were redeemed and settled in cash. As at
January 31, 2020,
the unrecognized aggregate liability for the unvested DSUs was nil
(
nil
at
January 31, 2019).
The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately
$5.0
million,
$2.2
million and
$2.3
million for the years ended
January 31, 2020,
2019
and
2018,
respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2018	58,171	1.5
Granted	32,261
Vested and settled in cash	(45,369)
Balance at January 31, 2019	45,063	1.6
Granted	30,086
Vested and settled in cash	(32,422)
Balance at January 31, 2020	42,727	1.6

Non-vested at January 31, 2020	42,727	1.6

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of
$0.8
million at
January 31, 2020 (
$0.6
million at
January 31, 2019).
As at
January 31, 2020,
the unrecognized aggregate liability for the unvested CRSUs was
$1.1
million (
$0.8
million at
January 31, 2019).
The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately
$0.9
million,
$0.8
million and
$1.0
million for the years ended
January 31, 2020,
2019
and
2018,
respectively.